Accounts Payable and Accrued Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Reserve for Transaction Losses

The following table summarizes the Company’s reserve for transaction losses for the following period (in thousands, unaudited):

Balance at December 31, 2012	Additions to Expense	Losses Incurred	Balance at June 30, 2013
$547	$6,159	$(5,857)	$849

The following table summarizes the Company’s reserve for transaction losses for the following years (in thousands):

	Balance at Beginning of Year	Additions to Expense	Losses Incurred	Balance at End of Year
December 31, 2010	$1,084	$1,823	$(2,611)	$296
December 31, 2011	296	5,372	(4,894)	774
December 31, 2012	774	7,722	(7,949)	547

Summary of Accounts Payable and Accrued Expenses

The following is a summary of accounts payable and accrued expenses (in thousands):

	December 31, 2012	June 30, 2013
		(unaudited)
Accounts payable	$1,076	$1,411
Accrued processing and disbursement costs	1,055	1,720
Accrued marketing expense	708	1,448
Other accrued expenses	4,311	3,657

	$7,150	$8,236